Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 205,873	$ 166,158	$ 92,040
Items that are or may be reclassified subsequently to the consolidated statement of profit or loss:
Change in fair value on financial instruments, net of hedging	(7,597)	286	19,613
Reclassification of gains (losses) on financial instruments to the consolidates statement of profit or loss	1,114	(949)	60
Other comprehensive income	(6,483)	(663)	19,673
Total comprehensive income for the year	$ 199,390	$ 165,495	$ 111,713